Fair value of financial instruments - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial instruments
Financial assets	€ 16,069	€ 14,829
Financial assets at fair value	16,069
Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	8	31
Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	4,416	3,757
Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	750	727
Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,497	5,710
Non-current financial investments
Fair value of financial instruments
Financial assets	758	745
Financial assets at fair value	758
Non-current financial investments | Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	8	31
Non-current financial investments | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	750	714
Other non-current financial assets
Fair value of financial instruments
Financial assets	325	306
Financial assets at fair value	325
Other non-current financial assets | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	101	99
Other non-current financial assets | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets		5
Other non-current financial assets | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	94	87
Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	336	214
Financial assets at fair value	336
Other current financial assets including derivatives | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	200	169
Other current financial assets including derivatives | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets		8
Other current financial assets including derivatives | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	21	15
Trade receivables
Fair value of financial instruments
Financial assets	5,382	5,503
Financial assets at fair value	5,382
Trade receivables | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,382	5,503
Current financial investments
Fair value of financial instruments
Financial assets	2,577	1,121
Financial assets at fair value	2,577
Current financial investments | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	2,051	882
Current financial investments | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets		105
Cash and cash equivalents
Fair value of financial instruments
Financial assets	6,691	6,940
Financial assets at fair value	6,691
Cash and cash equivalents | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	2,064	2,607
At Amortized Cost-Assets
Fair value of financial instruments
Financial assets	5,398	4,604
At Amortized Cost-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	130	115
At Amortized Cost-Assets | Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	115	22
At Amortized Cost-Assets | Current financial investments
Fair value of financial instruments
Financial assets	526	134
At Amortized Cost-Assets | Cash and cash equivalents
Fair value of financial instruments
Financial assets	€ 4,627	€ 4,333